Material Accounting Policies - Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsidiary operating companies | Alivio Therapeutics, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | Alivio Therapeutics, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | Entrega, Inc. (indirectly held through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | Entrega, Inc. (indirectly held through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	77.30%	77.30%	77.30%
Subsidiary operating companies | PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | PureTech LYT, Inc. (formerly Ariya Therapeutics, Inc.) | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech LYT 100, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | PureTech LYT 100, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech Management, Inc. | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech Management, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Subsidiary operating companies | PureTech Health LLC | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Subsidiary operating companies | PureTech Health LLC | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences | Preferred
Accounting Policies
Voting percentage through the holdings	47.00%	47.00%	48.60%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences Securities Corp. (indirectly held through Vedanta) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vedanta Biosciences Securities Corp. (indirectly held through Vedanta) | Preferred
Accounting Policies
Voting percentage through the holdings	47.00%	47.00%	48.60%
Deconsolidated former subsidiary operating companies | Sonde Health, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Sonde Health, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	40.20%	40.20%	51.80%
Deconsolidated former subsidiary operating companies | Akili Interactive Labs, Inc. | Common
Accounting Policies
Voting percentage through the holdings	14.60%	14.70%	0.00%
Deconsolidated former subsidiary operating companies | Akili Interactive Labs, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	26.70%
Deconsolidated former subsidiary operating companies | Gelesis, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	22.80%	4.80%
Deconsolidated former subsidiary operating companies | Gelesis, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	19.70%
Deconsolidated former subsidiary operating companies | Karuna Therapeutics, Inc. | Common
Accounting Policies
Voting percentage through the holdings	2.30%	3.10%	5.60%
Deconsolidated former subsidiary operating companies | Karuna Therapeutics, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Deconsolidated former subsidiary operating companies | Vor Biopharma Inc. | Common
Accounting Policies
Voting percentage through the holdings	3.90%	4.10%	8.60%
Deconsolidated former subsidiary operating companies | Vor Biopharma Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Nontrading holding companies | Endra Holdings, LLC (held indirectly through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Nontrading holding companies | Endra Holdings, LLC (held indirectly through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Nontrading holding companies | Ensof Holdings, LLC (held indirectly through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Nontrading holding companies | Ensof Holdings, LLC (held indirectly through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Nontrading holding companies | PureTech Securities Corp. | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Nontrading holding companies | PureTech Securities Corp. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Nontrading holding companies | PureTech Securities II Corp. | Common
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Nontrading holding companies | PureTech Securities II Corp. | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Appeering Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Appeering Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Inactive subsidiaries | Commense Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Commense Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	99.10%	99.10%	99.10%
Inactive subsidiaries | Enlight Biosciences, LLC | Common
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Inactive subsidiaries | Enlight Biosciences, LLC | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Ensof Biosystems, Inc. (held indirectly through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	57.70%	57.70%	57.70%
Inactive subsidiaries | Ensof Biosystems, Inc. (held indirectly through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	28.30%	28.30%	28.30%
Inactive subsidiaries | Follica, Incorporated | Common
Accounting Policies
Voting percentage through the holdings	28.70%	28.70%	28.70%
Inactive subsidiaries | Follica, Incorporated | Preferred
Accounting Policies
Voting percentage through the holdings	56.70%	56.70%	56.70%
Inactive subsidiaries | Knode Inc. (indirectly held through Enlight) | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Knode Inc. (indirectly held through Enlight) | Preferred
Accounting Policies
Voting percentage through the holdings	86.00%	86.00%	86.00%
Inactive subsidiaries | Libra Biosciences, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Libra Biosciences, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%
Inactive subsidiaries | Mandara Sciences, LLC | Common
Accounting Policies
Voting percentage through the holdings	98.30%	98.30%	98.30%
Inactive subsidiaries | Mandara Sciences, LLC | Preferred
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Tal Medical, Inc. | Common
Accounting Policies
Voting percentage through the holdings	0.00%	0.00%	0.00%
Inactive subsidiaries | Tal Medical, Inc. | Preferred
Accounting Policies
Voting percentage through the holdings	100.00%	100.00%	100.00%